Stockholders' equity: (Details 2) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended
	Sep. 30, 2014 Stock options	Jun. 30, 2014 Stock options	Jun. 30, 2013 Stock options	Jan. 14, 2011 Stock options Larry G. Badgley	Oct. 02, 2012 Stock options Larry G. Badgley	Oct. 07, 2013 Restricted stock director	Jul. 05, 2013 Restricted stock director	Apr. 04, 2013 Restricted stock director	Jan. 24, 2013 Restricted stock director
Stock-based compensation
Cash paid						$ 17,000	$ 17,000	$ 13,000	$ 13,000
Shares issued						72,500	72,500	72,500	72,500
Number of directors to whom awards are issued								4	4
Number of non-employee directors to whom awards are issued						4	4
Market value of shares granted						30,450	20,300	19,213	15,225
Sale price (in dollars per share)						$ 0.42	$ 0.28	$ 0.265	$ 0.21
Expiration period				5 years
Number of shares fully vested upon grant				15,667	273,000
Stock option activity, Number of shares
Outstanding at the beginning of the period (in shares)	288,667	288,667
Options granted (in shares)				288,667
Outstanding at the end of the period (in shares)	288,667	288,667	288,667
Exercisable at the end of the period (in shares)	288,667	288,667
Weighted-average exercise price per share
Outstanding at the beginning of the period (in dollars per share)	$ 1.20	$ 1.20
Options granted (in dollars per share)				$ 1.20
Outstanding at the end of the period (in dollars per share)	$ 1.20	$ 1.20	$ 1.20
Exercisable at the end of the period (in dollars per share)	$ 1.20	$ 1.20
Weighted average remaining contractual term (years)
Outstanding at the beginning of the period	1 year	1 year 3 months	1 year 3 months
Outstanding at the end of the period	1 year	1 year 3 months	1 year 3 months
Exercisable at the end of the period	1 year	1 year 3 months
Information related to the Plan
Weighted-average fair value of options granted		$ 100,997		$ 100,997
Total shares available under the plan				1,290,805